Impairment and onerous contracts - Impairment test for the goodwill (Details) $ in Millions	Dec. 31, 2021 USD ($)
Disclosure of financial assets [line items]
Carrying Amount	$ 3,208
Ferrous minerals
Disclosure of financial assets [line items]
Carrying Amount	$ 1,278
Discount rate applied to cash flow projections	4.40%
Nickel CGU
Disclosure of financial assets [line items]
Carrying Amount	$ 1,930
Nickel CGU | Minimum
Disclosure of financial assets [line items]
Discount rate applied to cash flow projections	3.20%
Nickel CGU | Maximum
Disclosure of financial assets [line items]
Discount rate applied to cash flow projections	3.80%